191 North Wacker Drive, Suite 1601
Chicago, IL 60606
T: (312) 964-3505
F: (312) 964-3501

August 2, 2024

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Ivy Funds (the “Trust”) File Nos. 811-06569; 033-45961 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this letter serves as certification that the forms of Prospectus and Statement of Additional Information (the “SAI”) relating to the Delaware Ivy Global Bond Fund, Delaware Ivy High Income Fund, Delaware Ivy Natural Resources Fund and Delaware Real Estate Securities Fund would not have differed from those filed in Post-Effective Amendment No. 207 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2024, with an effective date of July 31, 2024.

This letter also serves as certification that the form of SAI relating to the Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, Delaware Climate Solutions Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Science and Technology Fund, Delaware Ivy Smid Cap Core Fund and Delaware Ivy Small Cap Growth Fund (each, an “Additional Ivy Series”) that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in the Amendment. The definitive Prospectus that relates to each Additional Ivy Series was filed with the Commission pursuant to Rule 497(c) under the 1933 Act on August 2, 2024.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/Mark R, Greer
Mark R. Greer